Related party transactions	9 Months Ended
May 31, 2025
Related party transactions
Related party transactions

14. Related party transactions

Companies related through common ownership

Montana Strategies Inc. [prior to April 25, 2024]

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

Hurricane Corporate Services Ltd. [prior to March 1, 2024]

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the period:

	Three-month period	Three-month period	Nine-month period	Nine-month period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2025	2024	2025	2024
	$	$	$	$

R&D expenses & Inventory Deposits
Mac Engineering, SASU	—	65,962	1,392,983	1,646,738

The Company leases its Boisbriand premises from California Electric Boat Company Inc. Prior to August 1, 2024, this lease was accounted for as a right-of-use asset and lease liability. However, on August 1, 2024, the lease was renegotiated for a one-year term only and ceased to be accounted for as a right-of-use asset and lease liability. As such, as at May 31, 2025 the right-of-use asset for this lease was nil [August 31, 2024 – nil] and the lease liability was nil [August 31, 2024 – nil]. For the three-month and nine-month periods ended May 31, 2025, rent expense of $68,347 and $205,043 respectively [May 31, 2024 – nil for both periods] was recorded under the renegotiated lease.

Remuneration of directors and key management of the Company

	Three-month period	Three-month period	Nine-month period	Nine-month period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2025	2024	2025	2024
	$	$	$	$
Wages	369,254	715,753	1,087,612	1,292,518
Share-based payments – capital stock	16,414	71,145	257,916	187,771
Share-based payments – stock options	3,938	37,823	20,533	120,929
	389,606	824,721	1,366,061	1,601,218

The amounts due to and from related parties are as follows:

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	17,609	(84,616)

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	10,769	86,152
Xavier Montagne	5,808	11,615
Raffi Sossoyan	5,750	11,500
California Electric Boat Company	—	197,862
Mac Engineering, SASU	18,519	1,006,541
	40,846	1,313,670

Advances from related parties are non - interest bearing and have no specified terms of repayment.